Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1. Description of Business

Organization and description of business

OneMedNet Corporation (the “Company”) is a healthcare software company with solutions focused on digital medical image management, exchange, and sharing. The Company was founded in Delaware on November 20, 2015. The Company has been solely focused on creating solutions that simplify digital medical image management, exchange, and sharing. The Company has one wholly owned subsidiary, OneMedNet Technologies (Canada) Inc., incorporated on October 16, 2015 under the provisions of the Business Corporations Act of British Columbia whose functional currency is the Canadian dollar. The Company’s headquarters location is Eden Prairie, Minnesota.

On November 7, 2023, Data Knights Merger Sub, Inc. (“Merger Sub”), a Delaware corporation and a wholly owned subsidiary of Data Knights Acquisition Corp. (“Data Knights”), a Delaware corporation, merged with and into OneMedNet Solutions Corporation (formerly named OneMedNet Corporation) (“Legacy ONMD”), with Legacy ONMD surviving as a wholly owned subsidiary of Data Knights (the “Business Combination”). Following the consummation of the Business Combination, Data Knights was renamed to “OneMedNet Corporation.”

Basis of presentation and consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules and regulations, certain notes or other financial information normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The interim unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal, recurring adjustments that are necessary to present fairly the Company’s results for the interim periods presented. The results from operations for the three and nine months ended September 30, 2024, are not necessarily indicative of the results to be expected for the year ending December 31, 2024, or for any future annual or interim period.

The accompanying interim unaudited condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements and the related notes for the year ended December 31, 2023 in the Company’s Annual Report on Form 10-K, as amended, filed with the SEC on November 5, 2024 (the “Form 10-K/A”).

The interim unaudited condensed consolidated financial statements include the consolidated accounts of the Company’s wholly owned subsidiary, OneMedNet Technologies (Canada) Inc. All significant intercompany transactions have been eliminated in consolidation.

Liquidity and going concern

The Company has incurred recurring net losses since its inception, including $2.1 million and $7.8 million for the three and nine months ended September 30, 2024, respectively. In addition, the Company had an accumulated deficit of $99.2 million as of September 30, 2024. The Company’s cash and Bitcoin balance of $1.9 million and $2.2 million, respectively, is not adequate to fund its operations through at least twelve months from the date these condensed consolidated financial statements were available for issuance. Therefore, these conditions raise substantial doubt about the Company’s ability to continue as a going concern.

To continue in existence and expand its operations, the Company will be required to, and management plans to, raise additional working capital through an equity or debt offering and ultimately hopes to attain profitable operations to fulfill its operating and capital requirements for at least 12 months from the date of the issuance of the condensed consolidated financial statements. However, the Company may not be able to secure such financing in a timely manner or on favorable terms, if at all. Furthermore, if the Company issues equity securities to raise additional funds, its existing stockholders may experience dilution, and the new equity securities may have rights, preferences and privileges senior to those of the Company’s existing stockholders. The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to continue receiving working capital cash payments and generating cash flow from operations.

Risks and uncertainties

The Company is subject to risks common to companies in the markets it serves, including, but not limited to, global economic and financial market conditions, fluctuations in customer demand, acceptance of new products, development by its competitors of new technological innovations, dependence on key personnel, and protection of proprietary technology.

In addition, the Company has invested in Bitcoin, which is a crypto asset. Crypto assets are loosely regulated and there is no central marketplace for currency exchange. Supply is determined by a computer code, not by a central bank, and prices have been extremely volatile. Certain crypto asset exchanges have been closed due to fraud, failure or security breaches. Any of the Company’s crypto assets that reside on an exchange that shuts down may be lost. Several factors may affect the price of crypto assets, including, but not limited to: supply and demand, investors’ expectations with respect to the rate of inflation, interest rates, currency exchange rates or future regulatory measures (if any) that restrict the trading of crypto assets, and the use of crypto assets as a form of payment. There is no assurance that crypto assets will maintain their long-term value in terms of purchasing power in the future, or that acceptance of crypto asset payments by mainstream retail merchants and commercial businesses will continue to grow.

As crypto assets have grown in popularity and market size, various countries and jurisdictions have begun to develop regulations governing the crypto asset industry. To the extent future regulatory actions or policies limit the ability to exchange crypto assets or utilize them for payments, the demand for crypto assets could be reduced. Furthermore, regulatory actions may limit the ability of end-users to convert crypto assets into fiat currency (e.g., U.S. dollars) or use crypto assets to pay for goods and services. Such regulatory actions or policies could result in a reduction of demand, and in turn, a decline in the underlying crypto asset unit prices.

The effect of any future regulatory change on crypto assets in general is impossible to predict, but such change could be substantial and adverse to the Company and the value of the Company’s investments in crypto assets.

Crypto assets are not insured or protected under the Federal Deposit Insurance Corporation (“FDIC”) or the Securities Investor Protection Company (“SIPC”). Accordingly, with respect to its Bitcoin investment, the Company does not enjoy the protections of other assets covered by the FDIC or SIPC.

Segment information

The Company operates in one operating segment and, accordingly, no segment disclosures have been presented herein.

1. Organization and Operations

OneMedNet Corporation (the “Company”) is a healthcare software company with solutions focused on digital medical image management, exchange, and sharing. The Company was founded in Delaware on November 20, 2015. The Company has been solely focused on creating solutions that simplify digital medical image management, exchange, and sharing. The Company has one wholly-owned subsidiary, OneMedNet Technologies (Canada) Inc., incorporated on October 16, 2015 under the provisions of the Business Corporations Act of British Columbia whose functional currency is the Canadian dollar. The Company’s headquarters location is Eden Prairie, Minnesota.

On November 7, 2023, we consummated a merger (the “Merger”) following the approval at the special meeting of the shareholders of Data Knights Acquisition Corp. (“Data Knights”), a Delaware corporation, held on October 17, 2023 (the “Special Meeting”), of the agreement and plan of merger, dated as of April 25, 2022 (the “Merger Agreement”), by and among Data Knights, Data Knights Merger Sub, Inc., a Delaware corporation (“Merger Sub”) and a wholly-owned subsidiary of Data Knights, OneMedNet Solutions Corporation (formerly named OneMedNet Corporation) (“Legacy ONMD”), Data Knights, LLC, a Delaware limited liability company (“Sponsor”), and Paul Casey, in his capacity as representative of the stockholders of Legacy ONMD. Pursuant to the Merger Agreement, Merger Sub merged with and into Legacy ONMD, with Legacy ONMD surviving the Merger as a wholly-owned subsidiary of Data Knights (such transactions contemplated by the Merger Agreement, the “Business Combination”).

Risks and Uncertainties

The Company is subject to risks common to companies in the markets it serves, including, but not limited to, global economic and financial market conditions, fluctuations in customer demand, acceptance of new products, development by its competitors of new technological innovations, dependence on key personnel, and protection of proprietary technology.

Going Concern and Management’s Plan

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result from the outcome of this uncertainty.

The Company has incurred recurring net losses since its inception, including $33.8 million and $30.5 million for the years ended December 31, 2023 and 2022, respectively. In addition, the Company had an accumulated deficit of $91.4 million as of December 31, 2023. The Company’s cash balance of $47 thousand is not adequate to fund its operations through at least twelve months from the date these consolidated financial statements were available for issuance. Therefore, these conditions raise substantial doubt about the Company’s ability to continue as a going concern.

To continue in existence and expand its operations, the Company will be required to, and management plans to, raise additional working capital through an equity or debt offering and ultimately attain profitable operations to fulfill its operating and capital requirements for at least 12 months from the date of the issuance of the consolidated financial statements. However, the Company may not be able to secure such financing in a timely manner or on favorable terms, if at all. Furthermore, if the Company issues equity securities to raise additional funds, its existing stockholders may experience dilution, and the new equity securities may have rights, preferences and privileges senior to those of the Company’s existing stockholders. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to continue receiving working capital cash payments and generating cash flow from operations.

Nasdaq Notices

On February 7, 2024, the Company received written notice (the “MVLS Nasdaq Notice”) from the Nasdaq Stock Market (“Nasdaq”) indicating that for the preceding 30 consecutive business days, the market value of the Company’s listed securities (“MVLS”) did not maintain a minimum market value of $50,000,000 (the “Minimum MVLS Requirement”) as required by Nasdaq Listing Rule 5450(b)(2)(A). In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company had a compliance period of 180 calendar days, or until August 5, 2024, to regain compliance with the Minimum MVLS Requirement. Compliance could have been achieved if the Company’s MVLS closed at $50,000,000 or more for a minimum of ten consecutive business days at any time during the 180-day compliance period, in which case Nasdaq would notify the Company of its compliance, and the matter would be closed.

If the Company did not regain compliance with the Minimum MVLS Requirement by August 5, 2024, Nasdaq would have provided written notification to the Company that its Common Stock was subject to delisting. At that time, the Company could have appealed the relevant delisting determination to a hearings panel pursuant to the procedures set forth in the applicable Nasdaq Listing Rules. The Company sought to apply for a transfer to The Nasdaq Capital Market, and on August 15, 2024, the Company received approval from Nasdaq to list the Common Stock and Public Warrants on The Nasdaq Capital Market. The Common Stock and Public Warrants were transferred from The Nasdaq Global Market to The Nasdaq Capital Market at the opening of business on August 19, 2024, and continue to trade under the symbols “ONMD” and “ONMDW,” respectively.

On March 26, 2024, the Company received written notice (the “Bid Price Nasdaq Notice”) from Nasdaq notifying the Company that, for the 30 consecutive business days prior to the date of the Bid Price Nasdaq Notice, the Common Stock did not meet the minimum bid price of $1.00 per share requirement (the “Minimum Bid Price Requirement”) as required by Nasdaq Listing Rule 5450(a)(1). In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company had a compliance period of 180 calendar days, or until September 23, 2024, to regain compliance with the Minimum Bid Price Requirement. Compliance could have been achieved if the closing bid price of the Company’s Common Stock was at least $1 for a minimum of ten consecutive business days. On June 10, 2024, the Nasdaq staff determined that for the prior 11 consecutive business days, from May 23, 2024, to June 7, 2024, the closing bid price of the Company’s Common Stock had been at $1.00 per share or greater. Accordingly, the Company regained compliance with Listing Rule 5450(a)(1), and this matter was closed.

On June 20, 2024, the Company received a delinquency notification letter from Nasdaq (the “Q1 2024 Form 10-Q Nasdaq Notice”), which indicated that, as a result of the Company’s delay in filing its Quarterly Report on Form 10-Q for the fiscal quarter ended March 31, 2024 (the “Q1 2024 Form 10-Q”) by the applicable due date, the Company was not in compliance with Nasdaq Listing Rule 5250(c)(1) (the “Periodic Report Rule”), which requires Nasdaq-listed companies to timely file all required periodic financial reports with the U.S. Securities and Exchange Commission (“SEC”). The Q1 2024 Form 10-Q Nasdaq Notice stated that the Company had 60 calendar days to submit to Nasdaq a plan to regain compliance with the Periodic Report Rule. If Nasdaq accepted the Company’s plan to regain compliance, then Nasdaq could have granted the Company up to 180 calendar days from the prescribed due date of the Form 10-Q to regain compliance.

On September 9, 2024, the Company received a delinquency notification letter from Nasdaq (the “Q2 2024 Form 10-Q Nasdaq Notice”), which indicated that, as a result of the Company’s delay in filing its Quarterly Report on Form 10-Q for the fiscal quarter ended June 30, 2024 (together with the Q1 2024 Form 10-Q, the “Delinquent Filings”) by the applicable due date, the Company was not in compliance with the Periodic Report Rule, which requires Nasdaq-listed companies to timely file all required periodic financial reports with the SEC.

On September 10, 2024, the Company received a notification letter from Nasdaq the “Nasdaq Compliance Plan Notice”), which responded to the Company’s plan to regain compliance regarding its delinquent Q1 2024 Form 10-Q, granting the Company an exception until October 31, 2024 to file the Delinquent Filings with the SEC and regain compliance with the Periodic Report Rule. In the event the Company does not regain compliance with the Periodic Report Rule by October 31, 2024, Nasdaq will provide written notification that the Company’s securities will be delisted. At that time, the Company may appeal Nasdaq’s determination to a hearings panel.

On October 8, 2024, the Company received a delinquency notification letter from Nasdaq (the “Second MVLS Nasdaq Notice”) indicating that for the preceding 30 consecutive business days, the Company’s MVLS was below the minimum of $35 million required for continued listing on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(b)(2). The staff at Nasdaq also noted in the Second MVLS Nasdaq Notice that the Company is not in compliance with Nasdaq Listing Rule 5550(b)(1), which requires listed companies to maintain a minimum stockholders’ equity of $2.5 million, and Nasdaq Listing Rule 5550(b)(3), which requires listed companies to maintain a minimum of $500,000 of net income from continuing operations. In accordance with Nasdaq listing rule 5810(c)(3)(C), the Company has 180 calendar days, or until April 7, 2025, to regain compliance with the Minimum MVLS Requirement. Compliance may be achieved if the Company’s MVLS closes at $35 million or more for a minimum of ten consecutive business days at any time during the 180-day compliance period, in which case Nasdaq will notify the Company of its compliance and the matter will be closed, If the Company does not regain compliance by the end of the 180-day compliance period, Nasdaq staff will provide written notice to the Company that its securities are subject to delisting. At that time, the Company may appeal any such delisting determination to a hearings panel.

On October 16, 2024, the Company received a delinquency notification letter from Nasdaq (the “Second Bid Price Nasdaq Notice,” and together with the MVLS Nasdaq Notice, the Bid Price Nasdaq Notice, the Q1 2024 Form 10-Q Nasdaq Notice, the Q2 2024 Form 10 Q Nasdaq Notice, the Nasdaq Compliance Plan Notice, and the Second MVLS Nasdaq Notice, the “Nasdaq Notices”) notifying the Company that, for the 30 consecutive business days prior to the date of the Second Bid Price Nasdaq Notice, the Common Stock did not meet the Minimum Bid Price Requirement as required by Nasdaq Listing Rule 5550(a)(2). In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has 180 calendar days, or until April 14, 2025, to regain compliance. The Second Bid Price Nasdaq Notice notes that to regain compliance, the Common Stock must maintain a minimum closing bid price of $1.00 for at least ten consecutive business days at any time during the 180-day compliance period. In the event the Company does not regain compliance by the end of the 180-day compliance period, the Company may be eligible for additional time to regain compliance. To qualify for additional time, the Company must (i) meet the continued listing requirement for the market value of its publicly held shares and all other initial listing standards for the Nasdaq Capital Market, with the exception of the bid price requirement and (ii) provide written notice of its intention to cure the deficiency during the second compliance period by effecting a reverse stock split, if necessary. If the Company meets these requirements, the Company may be granted an additional 180 calendar days to regain compliance. However, if it appears to Nasdaq that the Company will be unable to cure the deficiency, or if the Company is not otherwise eligible for the additional cure period, Nasdaq will provide written notice to the Company that its securities are subject to delisting. At that time, the Company may appeal any such delisting determination to a hearings panel.

The Nasdaq Notices received have no immediate effect on the Company’s continued listing on the Nasdaq Capital Market or the trading of the Company’s Common Stock, subject to the Company’s compliance with the other continued listing requirements. The Company is presently evaluating potential actions to regain compliance with all applicable requirements for continued listing on the Nasdaq Capital Market. There can be no assurance that the Company will be successful in maintaining the listing of its Common Stock on the Nasdaq Capital Market.